Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable [Line Items]
Total accounts payable	$ 10,032,277	$ 8,095,509
Account payable to the third parties [Member]
Schedule of Accounts Payable [Line Items]
Total accounts payable	$ 10,032,277	$ 8,095,509